Intangible Assets - Summary of Allocating Goodwill to Cash Generating Units and Related Information for Impairment Testing (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 846,963
Recoverable amount exceeded carrying amount	₩ 17,428,796	[1]
Description of basis on which unit's recoverable amount has been determined	For impairment testing, goodwill is allocated to cash-generating units that are expected to benefit from the synergies of the business combination, and cash-generating units consist of an operating segment or units which are not larger than an operating segment. Cash-generating units to which goodwill has been allocated is tested for impairment annually and whenever there is an indication that the unit may be impaired, by comparing the carrying amount of the unit including the goodwill with the recoverable amount of the unit.
Explanation of period over which management has projected cash flows	The recoverable amount of a cash-generating unit is measured at the higher of its fair value less costs of disposal and its value in use.
Description of valuation techniques used to measure fair value less costs of disposal	Value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit. The estimated future cash flows are based on the most recent financial budget approved by management with maximum period of 5 years. In relation to subsequent cash flows, it is assumed that cash flows will grow at a certain permanent growth rate. The key assumptions used for the estimation of the future cash flows are based on the market size and the Group’s market share. The discount rate is a pre-tax rate that reflects assumptions regarding risk-free interest rate, market risk premium, and the risks specific to the cash-generating unit.
Retail Banking
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 49,315
Recoverable amount exceeded carrying amount	₩ 4,204,235	[1]
Discount rate	18.08%
Permanent growth rate	1.00%
Corporate Banking
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 15,973
Recoverable amount exceeded carrying amount	₩ 10,031,341	[1]
Discount rate	14.33%
Permanent growth rate	1.00%
KB Securities Co., Ltd.
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 58,889
Recoverable amount exceeded carrying amount	₩ 503,529	[1]
Discount rate	11.31%
Permanent growth rate	1.00%
KB Capital Co.,Ltd.
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 79,609
Recoverable amount exceeded carrying amount	₩ 1,913,364	[1]
Discount rate	8.44%
Permanent growth rate	1.00%
KB Savings Bank Co., Ltd.
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 57,404
Recoverable amount exceeded carrying amount	₩ 116,891	[1]
Discount rate	13.08%
Permanent growth rate	1.00%
KB Securities Vietnam Joint Stock Company
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 13,794
Recoverable amount exceeded carrying amount	₩ 18,189	[1]
Discount rate	17.81%
Permanent growth rate	1.00%
PT Bank KB Bukopin TBK
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 86,927
Recoverable amount exceeded carrying amount	₩ 694,511	[1]
Discount rate	21.78%
Permanent growth rate	3.00%
KB PRASAC BANK PLC
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 400,551
Payable amount exceeded carrying amount	₩ (219,059)	[1]
Discount rate	22.93%
Permanent growth rate	4.00%
PT Sunindo Kookmin Best Finance
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 2,928
Recoverable amount exceeded carrying amount	₩ 1,706	[1]
Discount rate	20.05%
Permanent growth rate	0.00%
PT. KB Finansia Multi Finance
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 53,408
Recoverable amount exceeded carrying amount	₩ 96,187	[1]
Discount rate	15.47%
Permanent growth rate	1.00%
PT. KB Valbury Sekurita
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 11,136
Recoverable amount exceeded carrying amount	₩ 48,087	[1]
Discount rate	11.50%
Permanent growth rate	1.00%
Others
Disclosure of information for cash-generating units [line items]
Carrying amounts of goodwill	₩ 17,029
Recoverable amount exceeded carrying amount	₩ 23,227	[1]
Discount rate	0.00%
Permanent growth rate	0.00%

[1]	The recoverable amount exceeding carrying amount is the amount at the time of impairment testing.